May 6, 2002
Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


      RE:  Dreyfus Florida Intermediate Municipal Bond Fund
           1933 Act File No. 33-44227
           1940 Act File No. 811-06489
Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission.

      Please address any comments or questions to the undersigned at (212) 922-6835.

      Thank you.
                                          Very truly yours,


                                          /s/ Monica Moran

MM:

cc:   Stroock & Stroock & Lavan LLP
      Michael A. Rosenberg